Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation allowance	$ 308,000	$ 344,000
Federal NOL carryforwards	5,944,000
NOL carryforwards	77,718,000	$ 76,265,000
NEW YORK
NOL carryforwards	$ 28,954,000